MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND           Two World Trade Center

LETTER TO THE SHAREHOLDERS July 31, 1999                New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended July 31, 1999, the U.S. equity market experienced a change in leadership. Mega-cap market leaders, particularly in the technology and pharmaceutical sectors, which had dominated the market's performance in 1998, experienced lower returns. Large-cap multinationals also faltered as concerns over inflation and global economic crisis surfaced. In contrast to the rocky road endured by large-cap stocks, mid- and small-cap issues had a much smoother ride. Strong performance was evident in the technology sector and in cyclical stocks, particularly those in the drilling and basic materials industries. This change in leadership was reflected in the individual performance of the stocks in the S&P 500 Composite Stock Price Index (S&P 500). Its largest 50 stocks were outperformed by the remaining 450 during the first half of 1999, indicating a shift in sentiment toward small- and mid-cap stocks as well as cyclicals.

Renewed concern that the Federal Reserve Board would attempt to slow domestic economic growth by raising short-term interest rates negatively affected the fixed-income markets during the period. These concerns proved to be justified in June when the Fed raised rates by 25 basis points, offsetting one of the three 25-basis-point cuts that had occurred just eight months earlier.

Interest rates on intermediate-term U.S. Treasuries were highly volatile during the period. Five-year Treasuries ranged in yield between 4.55 percent and 5.92 percent. On July 31 the five-year Treasury note was yielding 5.79 percent, compared to 4.55 percent six months earlier.

During the first quarter of 1999, spreads on mortgage-backed securities tightened from their historically wide levels of late 1998, but by July 1999 these spreads had widened again. Accordingly, as cash flows permitted, we purchased current-coupon mortgages at very attractive levels, thereby enhancing the Fund's prospects for higher total returns.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended July 31, 1999, Morgan Stanley Dean Witter Balanced Growth Fund's Class C shares produced a total return of 2.37 percent, compared to 2.55 percent for the Lipper Balanced Funds Index, 4.50 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500), and -3.24 percent for the Lehman Brothers Government/Corporate Bond Index. For the same period the Fund's Class A, B and D shares earned 2.80 percent, 2.39 percent and
2.82 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

At period end, the Fund's net assets totaled more than $319 million, up from slightly more than $308 million six months earlier. The asset mix of the Fund is 64 percent equities and 36 percent fixed-income instruments. Currently the Fund maintains investments in 27 equity securities spread out among 23 industries. The Fund's fixed-income assets were invested as follows: 61 percent in mortgage-backed securities, 10 percent in U.S. Treasuries, 6 percent in U.S. corporate obligations, 19 percent in U.S. agency obligations and the balance in cash equivalents.

LOOKING AHEAD

While inflation seems poised to remain low, we do not believe that the economy will weaken any time soon. As a result, we expect that the Fed may further tighten short-term interest rates in the near future. Accordingly, adjustments to the maturity structure and composition of the Fund will be made as conditions warrant and attractive opportunities become available.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Balanced Growth Fund and look forward to continuing to serve your investment objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

FUND PERFORMANCE July 31, 1999

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED (7/31/99)
-------------------------
Since Inception (7/28/97)  12.22(1)     9.25(2)
1 Year                     12.33(1)     6.43(2)

                  CLASS C++
----------------------------------------------
PERIOD ENDED (7/31/99)
-------------------------
Since Inception (3/28/95)  16.97(1)    16.97(2)
1 Year                     11.50(1)    10.53(2)


                   CLASS B+
----------------------------------------------
PERIOD ENDED (7/31/99)
-------------------------
Since Inception (7/28/97)  11.34(1)     9.99(2)
1 Year                     11.45(1)     6.61(2)

                   CLASS D#
----------------------------------------------
PERIOD ENDED (7/31/99)
-------------------------
Since Inception (7/28/97)  12.41(1)
1 Year                     12.56(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
+    The maximum CDSC for Class B is 5.0%. The CDSC declines to
     0% after six years.
++   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (63.5%)
            Aluminum (2.4%)
 126,500    Alcoa Inc. ..................  $  7,574,187
                                           ------------

            Auto Parts: O.E.M. (2.3%)
 410,000    Delphi Automotive Systems
             Corp. ......................     7,380,000
                                           ------------
            Beverages - Non-Alcoholic (2.5%)
 210,000    PepsiCo, Inc. ...............     8,216,250
                                           ------------
            Computer Hardware (2.3%)
  60,000    International Business
             Machines Corp. .............     7,541,250
                                           ------------
            Construction/Agricultural
             Equipment/Trucks (2.5%)
 205,000    Deere & Co. .................     7,841,250
                                           ------------
            Department Stores (2.2%)
 185,000    May Department Stores Co. ...     7,157,187
                                           ------------

            Discount Chains (2.4%)
 116,500    Dayton Hudson Corp. .........     7,536,094
                                           ------------

            Electric Utilities (4.7%)
 188,500    GPU, Inc. ...................     7,233,687
 195,000    Unicom Corp. ................     7,653,750
                                           ------------
                                             14,887,437
                                           ------------
            Finance Companies (2.2%)
 185,000    Associates First Capital
             Corp. (Class A).............     7,087,812
                                           ------------

            Forest Products (2.5%)
 122,000    Weyerhaeuser Co. ............     7,891,875
                                           ------------

            Integrated Oil Companies (2.5%)
  90,000    Atlantic Richfield Co. ......     8,105,625
                                           ------------

            Major Banks (4.5%)
 129,000    Bank One Corp. ..............     7,038,562
 113,000    BankAmerica Corp. ...........     7,500,375
                                           ------------
                                             14,538,937
                                           ------------
            Major Chemicals (2.5%)
 110,000    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     7,926,875
                                           ------------
            Major Pharmaceuticals (2.3%)
 110,000    Bristol-Myers Squibb Co. ....     7,315,000
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Major U.S. Telecommunications (2.2%)
 134,500    AT&T Corp. ..................  $  6,985,594
                                           ------------

            Meat/Poultry/Fish (2.3%)
 287,500    ConAgra, Inc. ...............     7,349,219
                                           ------------

            Metals Fabrications (2.2%)
 430,000    Timken Co. (The).............     7,095,000
                                           ------------

            Military/Gov't/Technical
             (2.3%)
 104,500    Raytheon Co. (Class B).......     7,347,656
                                           ------------

            Motor Vehicles (4.4%)
 140,000    Ford Motor Co. ..............     6,807,500
 117,000    General Motors Corp. ........     7,129,688
                                           ------------
                                             13,937,188
                                           ------------
            Multi-Sector Companies (4.8%)
  72,000    General Electric Co. ........     7,848,000
 325,000    Tenneco, Inc. ...............     7,414,063
                                           ------------
                                             15,262,063
                                           ------------
            Oil/Gas Transmission (2.5%)
  95,000    Enron Corp. .................     8,092,813
                                           ------------

            Package Goods/Cosmetics (2.5%)
  90,000    Procter & Gamble Co. ........     8,145,000
                                           ------------

            Railroads (2.5%)
 165,000    CSX Corp. ...................     7,992,188
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $175,196,610)................   203,206,500
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
--------
            CORPORATE BONDS (2.1%)
            Aerospace (0.0%)
$    100    Lockheed Martin Corp.
             7.25% due 05/15/06..........        98,587
                                           ------------

            Beverages - Non-Alcoholic (0.1%)
     150    Coca-Cola Enterprises, Inc.
             6.375% due 08/01/01.........       149,914
     100    Coca-Cola Enterprises, Inc.
             7.875% due 02/01/02.........       103,070
                                           ------------
                                                252,984
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            Construction/Agricultural Equipment/Trucks
             (0.1%)
$    200    Caterpillar, Inc.
             9.375% due 03/15/21.........  $    237,154
                                           ------------

            Discount Chains (0.1%)
     200    Wal-Mart Stores, Inc.
             7.50% due 05/15/04..........       208,322
                                           ------------

            Diversified Manufacturing (0.0%)
     100    Minnesota Mining &
             Manufacturing Co.
             6.375% due 02/15/28.........        90,298
                                           ------------

            Electric Utilities (0.2%)
     200    Florida Power & Light Co.
             7.05% due 12/01/26..........       187,410
     200    Texas Utilities Electric Co.
             7.875% due 04/01/24.........       200,536
     200    Union Electric Co.
             6.75% due 05/01/08..........       195,992
                                           ------------
                                                583,938
                                           ------------
            Finance Companies (0.2%)
     500    Associates Corp. of North
             America
             6.25% due 11/01/08..........       467,990
     200    CIT Group, Inc.
             6.125% due 12/15/00.........       199,690
     150    Ford Motor Credit Corp.
             8.20% due 02/15/02..........       155,326
                                           ------------
                                                823,006
                                           ------------
            International Banks (0.1%)
     300    Abbey National PLC
             (United Kingdom)
             6.69% due 10/17/05..........       294,291
                                           ------------

            Investment Bankers/Brokers/
             Services (0.1%)
     200    Bear Stearns Companies, Inc.
             5.75% due 02/15/01..........       197,780
     100    Bear Stearns Companies, Inc.
             6.75% due 12/15/07..........        96,235
                                           ------------
                                                294,015
                                           ------------
            Life Insurance (0.0%)
     100    Hartford Life, Inc.
             7.65% due 06/15/27..........       101,157
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------

            Major Banks 0.2%)
$    300    Bank One Corp.
             7.60% due 05/01/07..........  $    305,931
     200    Citicorp
             7.125% due 03/15/04.........       201,180
     230    Norwest Corp.
             7.625% due 10/15/99.........       230,925
                                           ------------
                                                738,036
                                           ------------
            Major Chemicals (0.1%)
     500    Monsanto Co. - 144A*
             5.875% due 12/01/08.........       452,700
                                           ------------

            Major U.S. Telecommunications (0.3%)
     200    MCI Communication Corp.
             6.95% due 08/15/06..........       199,566
     700    MCI Worldcom Inc.
             6.40% due 08/15/05..........       680,484
                                           ------------
                                                880,050
                                           ------------
            Military/Gov't/Technical (0.1%)
     250    Raytheon Co.
             6.45% due 08/15/02..........       247,932
                                           ------------

            Motor Vehicles (0.1%)
     200    General Motors Corp.
             8.10% due 06/15/24..........       201,494
                                           ------------

            Multi-Sector Companies (0.1%)
     150    General Electric Capital
             Corp.
             8.85% due 04/01/05..........       163,809
                                           ------------

            Oil/Gas Transmission (0.1%)
     250    Sonat, Inc.
             6.75% due 10/01/07..........       242,238
                                           ------------

            Packaged Foods (0.0%)
     150    Campbell Soup Co.
             6.15% due 12/01/02..........       149,336
                                           ------------

            Railroads (0.0%)
     100    Norfolk Southern Corp.
             7.35% due 05/15/07..........       100,991
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            Rental/Leasing Companies (0.1%)
$    200    General American
             Transportation Corp.
             6.75% due 03/01/06..........  $    191,146
     200    International Lease Finance
             Corp.
             6.375% due 01/18/00.........       200,474
                                           ------------
                                                391,620
                                           ------------
            Savings & Loan Associations (0.1%)
     200    Washington Mutual, Inc.
             8.25% due 10/01/02..........       206,918
                                           ------------
                                                206,918
                                           ------------
            Specialty Chemicals (0.0%)
     100    Praxair, Inc.
             6.75% due 03/01/03..........        99,225
                                           ------------

            TOTAL CORPORATE BONDS
            (Identified Cost
             $7,102,867).................     6,858,101
                                           ------------

            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS (10.6%)
            Fannie Mae
     183     0.00% due 02/01/04..........       138,161
     840     6.30% due 09/25/02..........       834,229
     875     6.34% due 02/04/08..........       836,579
     880     6.40% due 09/27/05..........       875,477
     100     6.48% due 06/28/04..........        99,866
   1,000     6.55% due 11/21/07..........       968,370
   1,100     6.74% due 05/13/04..........     1,108,294
     500     6.75% due 07/30/07..........       489,245
     575     7.40% due 07/01/04..........       596,166
                                           ------------
                                              5,946,387
                                           ------------
            Federal Farm Credit Banks
   3,000     5.90% due 01/10/05..........     2,918,400
   1,000     5.92% due 12/29/04..........       971,600
                                           ------------
                                              3,890,000
                                           ------------
            Federal Home Loan Banks
     595     0.00% due 02/25/04..........       446,196
   3,000     0.00% due 07/02/12..........     1,086,600
   1,000     5.88% due 11/25/08..........       926,080
   2,400     5.96% due 02/05/08..........     2,267,088
                                           ------------
                                              4,725,964
                                           ------------
            Resolution Funding Corp.
             (Coupon Strips)
   2,500     0.00% due 04/15/04..........     1,878,000
   1,500     0.00% due 10/15/04..........     1,092,450
   2,000     0.00% due 04/15/05..........     1,407,740

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
$  1,300     0.00% due 01/15/06..........  $    870,285
   3,000     0.00% due 01/15/08..........     1,756,020
                                           ------------
                                              7,004,495
                                           ------------
            Tennessee Valley Authority
     298     0.00% due 04/15/04..........       221,268
                                           ------------
            U.S. Treasury Bonds
   1,405     7.50% due 11/15/24+.........     1,610,931
   1,730     12.00% due 08/15/13.........     2,402,607
                                           ------------
                                              4,013,538
                                           ------------
            U.S. Treasury Strips
   1,500     0.00% due 11/15/04..........     1,093,425
   2,000     0.00% due 11/15/06..........     1,285,880
   1,000     0.00% due 02/15/07..........       631,250
                                           ------------
                                              3,010,555
                                           ------------
            U.S. Treasury Notes
   1,000     5.50% due 05/31/03..........       987,430
     500     5.625% due 02/15/06.........       489,350
     870     5.875% due 11/15/05.........       863,318
   1,500     6.125% due 08/15/07.........     1,503,435
   1,000     6.25% due 02/15/07..........     1,010,490
                                           ------------
                                              4,854,023
                                           ------------

            TOTAL U.S. GOVERNMENT &
            AGENCY OBLIGATIONS
            (Identified Cost
            $34,313,823).................    33,666,230
                                           ------------

            U.S. GOVERNMENT AGENCY MORTGAGE
            PASS-THROUGH CERTIFICATES (22.4%)
            Federal Home Loan Mortgage Corp.
   2,128     7.00% due 03/03/17-02/01/28.     2,111,167
   1,066     7.50% due 06/01/11-08/01/11.     1,082,471
                                           ------------
                                              3,193,638
                                           ------------
     773    Federal Housing
             Administration Burbank
             Gardens Retirement Center
             7.50% due 02/01/32..........       762,693
                                           ------------

            Federal National Mortgage Assoc.
  14,133     6.00% due
             10/01/00-02/01/29...........    13,441,767
   5,145     6.50% due
             08/01/10-06/01/13...........     5,025,614
   7,949     7.00% due
             03/01/12-02/01/29...........     7,826,882
       9     7.10% due 05/01/27..........         9,267
   6,736     7.50% due
             06/01/25-07/01/29...........     6,733,448
     249     8.00% due
             05/01/24-05/01/25...........       254,165
     177     9.50% due 12/01/20..........       182,222
                                           ------------
                                             33,473,365
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            Government National Mortgage
            Assoc.
$  2,941     6.00% due
             05/15/28-12/15/28...........  $  2,710,694
   8,916     6.50% due
             08/15/25-05/15/29...........     8,467,450
   3,805     7.00% due
             07/15/23-05/15/29...........     3,707,443
   5,996     7.50% due
             06/15/24-08/01/29...........     5,988,292
   1,000     7.50%**.....................       998,750
   1,866     8.00% due
             04/15/26-08/15/26...........     1,905,301
                                           ------------
                                             23,777,930
                                           ------------
            Government National Mortgage
             Assoc. II
   8,559     6.50% due
             04/20/28-02/20/29...........     8,093,239
   2,373     7.00% due 02/20/26-06/20/29.     2,306,636
                                           ------------
                                             10,399,875
                                           ------------

            TOTAL U.S. GOVERNMENT AGENCY
            MORTGAGE PASS-THROUGH
            CERTIFICATES
            (Identified Cost
            $73,379,711).................    71,607,501
                                           ------------
            SHORT-TERM INVESTMENT (1.4%)
            REPURCHASE AGREEMENT
   4,353    The Bank of New York 5.00%
             due 08/02/99 (dated
             07/30/99;
             proceeds $4,354,858) (a)
             (Identified Cost
             $4,353,045).................     4,353,045
                                           ------------


                                             VALUE
-------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $294,346,056)
(b).............................  100.0%  $319,691,377

OTHER ASSETS IN EXCESS OF LIABILITIES
                                     0.0        96,573
                                  ------  ------------

NET ASSETS......................  100.0%  $319,787,950
                                  ======  ============

---------------------

 * Resale is restricted to qualified institutional investors.
** Security was purchased on a forward commitment basis with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement.
 + Securities segregated as collateral for securities purchased on a forward commitment basis.
(a)  Collateralized by $4,867,526 Government National
     Mortgage Assoc. 6.50% due 06/15/28 valued at
     $4,450,553.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $29,371,059 and the aggregate gross unrealized depreciation is
     $4,025,738, resulting in net unrealized
     appreciation of $25,345,321.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $294,346,056)...........  $319,691,377
Receivable for:
    Interest..............................       980,257
    Shares of beneficial interest sold....       573,349
    Dividends.............................       469,236
Deferred organizational expenses..........        22,336
Prepaid expenses and other assets.........        83,315
                                            ------------
    TOTAL ASSETS..........................   321,819,870
                                            ------------
LIABILITIES:
Payable for:
    Investments purchased.................     1,391,642
    Plan of distribution fee..............       273,400
    Investment management fee.............       168,299
    Shares of beneficial interest
     repurchased..........................       152,504
Accrued expenses and other payables.......        46,075
                                            ------------
    TOTAL LIABILITIES.....................     2,031,920
                                            ------------
    NET ASSETS............................  $319,787,950
                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $269,081,885
Net unrealized appreciation...............    25,345,321
Accumulated undistributed net investment
 income...................................       702,162
Accumulated undistributed net realized
 gain.....................................    24,658,582
                                            ------------
    NET ASSETS............................  $319,787,950
                                            ============
CLASS A SHARES:
Net Assets................................    $6,472,899
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       435,366
    NET ASSET VALUE PER SHARE.............        $14.87
                                            ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value).........................        $15.69
                                            ============
CLASS B SHARES:
Net Assets................................  $111,292,106
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................     7,493,594
    NET ASSET VALUE PER SHARE.............        $14.85
                                            ============
CLASS C SHARES:
Net Assets................................  $198,698,844
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................    13,381,640
    NET ASSET VALUE PER SHARE.............        $14.85
                                            ============
CLASS D SHARES:
Net Assets................................    $3,324,101
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       223,650
    NET ASSET VALUE PER SHARE.............        $14.86
                                            ============

STATEMENT OF OPERATIONS
For the six months ended July 31, 1999
(unaudited)

NET INVESTMENT INCOME:

INCOME

Interest.................................  $  3,704,364
Dividends................................     2,260,501
                                           ------------

    TOTAL INCOME.........................     5,964,865
                                           ------------

EXPENSES

Plan of distribution fee (Class A
 shares).................................         5,283
Plan of distribution fee (Class B
 shares).................................       535,883
Plan of distribution fee (Class C
 shares).................................     1,010,865
Investment management fee................       949,616
Transfer agent fees and expenses.........       147,866
Registration fees........................        51,558
Shareholder reports and notices..........        32,286
Professional fees........................        31,431
Custodian fees...........................        21,301
Organizational expenses..................        16,844
Trustees' fees and expenses..............         6,299
Other....................................         3,462
                                           ------------

    TOTAL EXPENSES.......................     2,812,694
                                           ------------

    NET INVESTMENT INCOME................     3,152,171
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain........................    25,362,560
Net change in unrealized appreciation....   (21,123,895)
                                           ------------

    NET GAIN.............................     4,238,665
                                           ------------

NET INCREASE.............................  $  7,390,836
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                            FOR THE SIX         FOR THE YEAR
                                                            MONTHS ENDED           ENDED
                                                           JULY 31, 1999      JANUARY 31, 1999
----------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..................................     $  3,152,171        $  5,261,263
Net realized gain......................................       25,362,560          34,473,593
Net change in unrealized appreciation..................      (21,123,895)         (2,381,940)
                                                            ------------        ------------

    NET INCREASE.......................................        7,390,836          37,352,916
                                                            ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.....................................          (74,801)            (47,853)
    Class B shares.....................................       (1,011,012)         (1,598,472)
    Class C shares.....................................       (1,863,509)         (3,567,970)
    Class D shares.....................................          (26,857)               (476)

Net realized gain
    Class A shares.....................................         (161,659)           (293,543)
    Class B shares.....................................       (2,595,518)         (9,940,337)
    Class C shares.....................................       (4,729,164)        (20,539,850)
    Class D shares.....................................          (44,906)             (1,892)
                                                            ------------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..................      (10,507,426)        (35,990,393)
                                                            ------------        ------------

Net increase from transactions in shares of beneficial
 interest..............................................       14,583,894         123,790,091
                                                            ------------        ------------

    NET INCREASE.......................................       11,467,304         125,152,614

NET ASSETS:
Beginning of period....................................      308,320,646         183,168,032
                                                            ------------        ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $702,162 and $526,170, respectively)...............     $319,787,950        $308,320,646
                                                            ============        ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Balanced Growth Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued


prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $171,000 of which approximately $141,000, have been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1999, the Agreement was amended to reduce the annual rate to 0.575% of the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses;

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued


(2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,785,115 at July 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $74,244 and $14,732, respectively and received $23,479 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1999 aggregated $75,419,327 and $69,772,622, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $20,594,993 and $8,112,080, respectively.

For the six months ended July 31, 1999, the Fund incurred brokerage commissions of $19,730 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended July 31, 1999, the Fund incurred brokerage commissions of $24,038, with DWR for portfolio transactions executed on behalf of the Fund. At July 31, 1999, the Fund's payable for investments purchased included unsettled trades with DWR of $386,263.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

As of January 31, 1999, the Fund had temporary book/tax attributable to capital loss deferrals on wash sales.

6. ACQUISITION OF TCW/DW BALANCED FUND

As of the close of business on March 13, 1998, the Fund acquired all the net assets of TCW/DW Balanced Fund ("Balanced") pursuant to a plan of reorganization approved by the shareholders of Balanced on February 6, 1998. The acquisition was accomplished by a tax-free exchange of 4,134 Class A shares of the Fund at a net asset value of $15.63 per share for 4,970 Class A shares of Balanced; 714,438 Class B shares of the Fund at a net asset value of $15.60 per share for 857,985 Class B shares of Balanced; and 5,421,407 Class C shares of the Fund at a net asset value of $15.60 per share for 6,505,688 Class C shares of Balanced. The net assets of the Fund and Balanced immediately before the acquisition were $195,384,041 and $95,754,859, respectively, including unrealized appreciation of $23,251,296 for Balanced. Immediately after the acquisition, the combined net assets of the Fund amounted to $291,138,900.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued


7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                    JULY 31, 1999                 JANUARY 31, 1999
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................     245,939   $  3,785,842          214,798   $  3,288,029
Reinvestment of dividends and distributions.................      11,871        177,718           20,830        297,931
Acquisition of TCW/DW Balanced Fund.........................          --             --            4,134         64,616
Redeemed....................................................     (66,901)    (1,022,945)         (18,692)      (283,157)
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................     190,909      2,940,615          221,070      3,367,419
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................   1,529,017     23,226,680        2,522,284     38,625,606
Reinvestment of dividends and distributions.................     194,598      2,911,719          556,089      8,004,525
Acquisition of TCW/DW Balanced Fund.........................          --             --          714,438     11,141,706
Redeemed....................................................    (876,663)   (13,350,868)      (2,048,564)   (31,309,102)
                                                              ----------   ------------       ----------   ------------
Net increase - Class B......................................     846,952     12,787,531        1,744,247     26,462,735
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................     719,080     10,953,976        1,731,430     26,748,214
Reinvestment of dividends and distributions.................     413,078      6,179,777        1,566,246     22,586,918
Acquisition of TCW/DW Balanced Fund.........................          --             --        5,421,407     84,548,537
Redeemed....................................................  (1,302,110)   (19,807,955)      (2,732,100)   (41,716,243)
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) - Class B...........................    (169,952)    (2,674,202)       5,986,983     92,167,426
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................     185,649      2,850,894          122,652      1,796,907
Reinvestment of dividends and distributions.................       4,799         71,763              164          2,368
Redeemed....................................................     (90,271)    (1,392,707)            (457)        (6,764)
                                                              ----------   ------------       ----------   ------------
Net increase - Class D......................................     100,177      1,529,950          122,359      1,792,511
                                                              ----------   ------------       ----------   ------------
Net increase in Fund........................................     968,086   $ 14,583,894        8,074,659   $123,790,091
                                                              ==========   ============       ==========   ============

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                 FOR THE SIX          FOR THE YEAR        JULY 28, 1997*
                                                                 MONTHS ENDED            ENDED               THROUGH
                                                                JULY 31, 1999       JANUARY 31, 1999     JANUARY 31, 1998
--------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................         $15.01               $14.68               $14.69
                                                                     ------               ------               ------
Income from investment operations:
 Net investment income......................................           0.20                 0.36                 0.21
 Net realized and unrealized gain...........................           1.29                 2.01                 0.50
                                                                     ------               ------               ------
Total income from investment operations.....................           1.49                 2.37                 0.71
                                                                     ------               ------               ------
Less dividends and distributions from:
 Net investment income......................................          (0.20)               (0.39)               (0.21)
 Net realized gain..........................................          (1.43)               (1.65)               (0.51)
                                                                     ------               ------               ------
Total dividends and distributions...........................          (1.63)               (2.04)               (0.72)
                                                                     ------               ------               ------
Net asset value, end of period..............................         $14.87               $15.01               $14.68
                                                                     ======               ======               ======
TOTAL RETURN+...............................................           2.80%(1)            17.02%                4.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.01%(2)(3)          1.06%(3)             1.12%(2)

Net investment income.......................................           2.76%(2)(3)          2.62%(3)             2.84%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $6,473               $3,670                 $343

Portfolio turnover rate.....................................             22%(1)               49%                  28%

---------------------
 * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

                                                                                                          FOR THE PERIOD
                                                                 FOR THE SIX          FOR THE YEAR        JULY 28, 1997*
                                                                 MONTHS ENDED            ENDED               THROUGH
                                                                JULY 31, 1999       JANUARY 31, 1999     JANUARY 31, 1998
--------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................         $14.99               $14.67               $14.69
                                                                     ------               ------               ------
Income from investment operations:
 Net investment income......................................           0.09                 0.21                 0.16
 Net realized and unrealized gain...........................           1.34                 2.03                 0.49
                                                                     ------               ------               ------
Total income from investment operations.....................           1.43                 2.24                 0.65
                                                                     ------               ------               ------
Less dividends and distributions from:
 Net investment income......................................          (0.14)               (0.27)               (0.16)
 Net realized gain..........................................          (1.43)               (1.65)               (0.51)
                                                                     ------               ------               ------
Total dividends and distributions...........................          (1.57)               (1.92)               (0.67)
                                                                     ------               ------               ------
Net asset value, end of period..............................         $14.85               $14.99               $14.67
                                                                     ======               ======               ======
TOTAL RETURN+...............................................           2.39%(1)            16.09%                4.38%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.80%(2)(3)          1.81%(3)             1.86%(2)

Net investment income.......................................           1.97%(2)(3)          1.87%(3)             2.14%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $111,292              $99,666              $71,900

Portfolio turnover rate.....................................             22%(1)               49%                  28%

---------------------
 * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

                                                                                                                 FOR THE PERIOD
                                                      FOR THE SIX         FOR THE YEAR ENDED JANUARY 31         MARCH 28, 1995*
                                                     MONTHS ENDED        -------------------------------            THROUGH
                                                    JULY 31, 1999++       1999++    1998***++     1997          JANUARY 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $14.99            $14.66     $13.01      $11.92              $10.00
                                                         ------            ------     ------      ------              ------
Income from investment operations:
 Net investment income............................         0.10              0.22       0.32        0.25                0.31
 Net realized and unrealized gain.................         1.33              2.04       2.23        1.33                1.88
                                                         ------            ------     ------      ------              ------
Total income from investment operations...........         1.43              2.26       2.55        1.58                2.19
                                                         ------            ------     ------      ------              ------
Less dividends and distributions from:
 Net investment income............................        (0.14)            (0.28)     (0.30)      (0.27)              (0.27)**
 Net realized gain................................        (1.43)            (1.65)     (0.60)      (0.22)                 --
                                                         ------            ------     ------      ------              ------
Total dividends and distributions.................        (1.57)            (1.93)     (0.90)      (0.49)              (0.27)
                                                         ------            ------     ------      ------              ------
Net asset value, end of period....................       $14.85            $14.99     $14.66      $13.01              $11.92
                                                         ======            ======     ======      ======              ======
TOTAL RETURN+.....................................         2.37%(1)         16.23%     19.82%      13.44%              22.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................         1.80%(2)(4)       1.80%(4)   1.87%       1.92%(3)              --(2)(3)
Net investment income.............................         1.97%(2)(4)       1.88%(4)   2.18%       2.31%(3)            4.25%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $198,699          $203,132    $110,909   $119,416             $47,596
Portfolio turnover rate...........................           22%(1)            49%        28%         16%                  2%(1)

---------------
 *  Commencement of operations.
 ** Includes a capital gain distribution of $0.004.
*** Prior to July 28, 1997, the fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as Investment Manager ("Morgan Stanley Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 1.95% and 2.28%, respectively, for the year ended January 31, 1997, and 2.42% and 1.83%, respectively, for the period ended January 31, 1996.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

                                                                                                          FOR THE PERIOD
                                                                 FOR THE SIX          FOR THE YEAR        JULY 28, 1997*
                                                                 MONTHS ENDED            ENDED               THROUGH
                                                                JULY 31, 1999       JANUARY 31, 1999     JANUARY 31, 1998
--------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................         $15.01               $14.68               $14.69
                                                                     ------               ------               ------
Income from investment operations:
 Net investment income......................................           0.22                 0.37                 0.24
 Net realized and unrealized gain...........................           1.28                 2.03                 0.48
                                                                     ------               ------               ------
Total income from investment operations.....................           1.50                 2.40                 0.72
                                                                     ------               ------               ------
Less dividends and distributions from:
 Net investment income......................................          (0.22)               (0.42)               (0.22)
 Net realized gain..........................................          (1.43)               (1.65)               (0.51)
                                                                     ------               ------               ------
Total dividends and distributions...........................          (1.65)               (2.07)               (0.73)
                                                                     ------               ------               ------
Net asset value, end of period..............................         $14.86               $15.01               $14.68
                                                                     ======               ======               ======
TOTAL RETURN+...............................................           2.82%(1)            17.28%                4.88%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           0.80%(2)(3)          0.81%(3)             0.86%(2)

Net investment income.......................................           2.97%(2)(3)          2.87%(3)             3.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $3,324               $1,853                  $16

Portfolio turnover rate.....................................             22%(1)               49%                  28%

---------------
 *  The date the shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
BALANCED
GROWTH FUND


Semiannual Report
July 31, 1999